Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic:
Net income from continuing operations	446,236	617,095	192,554
Net income from discontinued operations	5,480	—	—
Net income	451,716	617,095	192,554
Less: Net income attributable to the noncontrolling interests	2,488	7,180	3,622
Net income attributable to the Company’s shareholders	449,228	609,915	188,932
Weighted average number of ordinary shares outstanding	1,231,698,725	1,239,264,464	1,092,601,338
Basic net income from continuing operations per ordinary share	0.36	0.49	0.17
Basic net income from discontinued operations per ordinary share	0.00	0.00	0.00
Basic net income per ordinary share	0.36	0.49	0.17
Basic net income from continuing operations per ADS	7.20	9.84	3.46
Basic net income from discontinued operations per ADS	0.09	0.00	0.00
Basic net income per ADS	7.29	9.84	3.46

Diluted:
Net income from continuing operations	446,236	617,095	192,554
Net income from discontinued operations	5,480	—	—
Net income	451,716	617,095	192,554
Less: Net income attributable to the noncontrolling interests	2,488	7,180	3,622
Net income attributable to the Company’s shareholders	449,228	609,915	188,932
Weighted average number of ordinary shares outstanding	1,231,698,725	1,239,264,464	1,092,601,338
Weighted average number of dilutive potential ordinary shares from share options	29,524,324	1,589,570	628,098
Total	1,261,223,049	1,240,854,034	1,093,229,436
Diluted net income from continuing operations per ordinary share	0.36	0.49	0.17
Diluted net income from discontinued operations per ordinary share	0.00	0.00	0.00
Diluted net income per ordinary share	0.36	0.49	0.17
Diluted net income from continuing operations per ADS	7.20	9.83	3.46
Diluted net income from discontinued operations per ADS	0.09	0.00	0.00
Diluted net income per ADS	7.29	9.83	3.46